Balance Sheets (Parenthetical) - $ / shares	Jan. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Balance Sheets Parenthetical
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	33,125,645	225,525	225,525
Common stock, shares outstanding	33,125,645	225,525	225,525